Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Option Pricing Model and Adopted Fair Value Per Share	The Group uses binomial option pricing model and adopted fair value per share of ordinary share to determine fair value of the share-based awards. The estimated fair value of each option or each restricted share granted is estimated on the date of grant using the binomial option-pricing model or fair value per share of ordinary share with the following assumptions:
	For the years ended December 31,
Options*	2021	2022	2023
Fair value per share (US$)	3.81-5.58	*	6.33-6.37
Discount rate (after tax)	16.50%-18.00%	*	Not applicable
Risk-free interest rate	1.66%	*	3.88%
Expected volatility	42.05%-54.06%	*	64.2%
Contractual term (in years)	10	*	10
Discount for lack of marketability (“DLOM”)	7.00%-12.00%	*	Not applicable
*	There were no grants for options for the year ended December 31, 2022.

	For the years ended December 31,
Restricted shares	2021	2022	2023 (prior to the Business Combination)
Fair value per share (US$)	3.81-5.58	3.81-4.08	4.90-5.45
Discount rate (after tax)	16.50%-18.00%	16.5%	15.0%-16.0%
Discount for lack of marketability (“DLOM”)	7.00%-12.00%	10%	5%-10%
*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

Schedule of Stock Options Activities	The following table presents a summary of the Company’s stock options activities for the years ended December 31, 2021, 2022 and 2023.
	Number of Options Outstanding*			Weighted Average exercise	Weighted average remaining	Aggregated
	Employees	Consultant	Total	price	contractual life	intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$	(in years)	RMB in thousands
Outstanding at January 1, 2021	8,562	331	8,893	2.0163	6.76	65,574
Granted	547	-	547	8.0748	-	-
Forfeited	(1,433)	-	(1,433)	5.3355	-	-
Outstanding at December 31, 2021	7,676	331	8,007	1.8362	5.69	65,574
Exercisable as of December 31, 2021	7,676	331	8,007	1.8362	5.69	65,574

Outstanding at January 1, 2022	7,676	331	8,007	1.8362	5.69	65,574
Forfeited	(58)	-	(58)	8.0885	-	-
Outstanding at December 31, 2022	7,618	331	7,949	1.7905	4.67	65,572
Exercisable as of December 31, 2022	7,618	331	7,949	1.7905	4.67	65,572

Outstanding at January 1, 2023	7,618	331	7,949	1.7905	4.67	65,572
Replacement	(7,545)	(331)	(7,876)	1.3119	-	-
Granted	528	-	528	0.1000	-	-
Forfeited	(28)	-	(28)	8.1954	-	-
Outstanding at December 31, 2023	573	-	573	0.6675	9.73	23,775
Exercisable as of December 31, 2023	295	-	295	1.1978	9.48	11,367
*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

Schedule of Restricted Share Activities	The following table sets forth the summary of restricted share activities for the years ended December 31, 2021, 2022 and 2023:
	Number of Restricted Shares Granted*	Weighted-Average Grant Date Fair Value
	(in thousands)	(US$)
Unvested as of January 1, 2021	546	4.3444
Awarded	997	5.0346
Vested	(340)	4.5173
Forfeited	(3)	4.6634
Outstanding at December 31, 2021	1,200	4.8681
Unvested as of January 1, 2022	1,200	4.8681
Awarded	124	3.9252
Vested	(498)	4.7458
Forfeited	(40)	3.9504
Outstanding at December 31, 2022	786	4.8435
Unvested as of January 1, 2023	786	4.8435
Replacement	7,876	4.9821
Awarded	703	6.4017
Vested	(8,938)	5.0743
Forfeited	(97)	5.5168
Outstanding at December 31, 2023	330	5.0233
*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).